Equity Investments (Details)	Dec. 31, 2012	Dec. 31, 2011
Basell Orlen Polyolefins Sp. Z.o.o. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
PolyPacific Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
SunAllomer Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
Saudi Polyolefins Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	25.00%	25.00%
Al-Waha Petrochemicals Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	20.95%	20.95%
Polymirae Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	42.59%	42.59%
HMC Polymers Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	28.56%	28.56%
Indelpro S.A. de C.V. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	26.65%	26.65%
Ningbo ZRCC Lyondell Chemical Marketing Co. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
Nihon Oxirane Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	40.00%	40.00%
NOC Asia Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	40.00%	40.00%
Geosel [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	27.00%	27.00%